BASIS OF PRESENTATION (Schedule of Lease Liabilities Reconciled to the Operating Lease Commitments) (Details) ¥ in Thousands	Dec. 31, 2018 CNY (¥)
BASIS OF PRESENTATION [Abstract]
Operating lease commitments as at December 31, 2018	¥ 1,891
Weighted average incremental borrowing rate as at January 1, 2019	4.75%